Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000164187 | NVIDIA9284589
Holdings [Line Items]
Percent of Total Investments	4.20%
C000164187 | Alphabet9284044
Holdings [Line Items]
Percent of Total Investments	2.60%
C000164187 | Microsoft9284537
Holdings [Line Items]
Percent of Total Investments	2.40%
C000164187 | Apple9284081
Holdings [Line Items]
Percent of Total Investments	2.40%
C000164187 | JPMorgan Chase9284454
Holdings [Line Items]
Percent of Total Investments	2.20%
C000164187 | GS Finance9283846
Holdings [Line Items]
Percent of Total Investments	1.90%
C000164187 | Amazon.com9284050
Holdings [Line Items]
Percent of Total Investments	1.60%
C000164187 | Bank of America9284115
Holdings [Line Items]
Percent of Total Investments	1.50%
C000164187 | Morgan Stanley9284543
Holdings [Line Items]
Percent of Total Investments	1.50%
C000164187 | Japan Government Thirty Year Bond9283878
Holdings [Line Items]
Percent of Total Investments	1.40%
C000164187 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000164187 | Country_U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000164187 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000164187 | France
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000164187 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000164187 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000164187 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000164187 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000164187 | China
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000164187 | India
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000164187 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000164187 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000164187 | United States
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000164186 | NVIDIA9284589
Holdings [Line Items]
Percent of Total Investments	4.20%
C000164186 | Alphabet9284044
Holdings [Line Items]
Percent of Total Investments	2.60%
C000164186 | Microsoft9284537
Holdings [Line Items]
Percent of Total Investments	2.40%
C000164186 | Apple9284081
Holdings [Line Items]
Percent of Total Investments	2.40%
C000164186 | JPMorgan Chase9284454
Holdings [Line Items]
Percent of Total Investments	2.20%
C000164186 | GS Finance9283846
Holdings [Line Items]
Percent of Total Investments	1.90%
C000164186 | Amazon.com9284050
Holdings [Line Items]
Percent of Total Investments	1.60%
C000164186 | Bank of America9284115
Holdings [Line Items]
Percent of Total Investments	1.50%
C000164186 | Morgan Stanley9284543
Holdings [Line Items]
Percent of Total Investments	1.50%
C000164186 | Japan Government Thirty Year Bond9283878
Holdings [Line Items]
Percent of Total Investments	1.40%
C000164186 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000164186 | Country_U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000164186 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000164186 | France
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000164186 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000164186 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000164186 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000164186 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000164186 | China
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000164186 | India
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000164186 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000164186 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000164186 | United States
Holdings [Line Items]
Percent of Net Asset Value	44.70%